Average Annual Total Returns	12 Months Ended	60 Months Ended	105 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.74%
Bloomberg Commodity Index Total ReturnSM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.77%	10.67%	5.48%
Bloomberg Commodity Index 3 Month Forward Total ReturnSM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.26%	12.84%	7.95%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.11%	10.01%	4.95%
Performance Inception Date			Mar. 30, 2017
abrdn Bloomberg All Commodity Strategy K-1 Free ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.59%	5.30%	1.94%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.01%	5.72%	2.47%
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.54%	12.17%	7.42%
Performance Inception Date			Mar. 30, 2017
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.13%	9.22%	5.58%
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.26%	8.29%	5.05%